As filed with the Securities and Exchange Commission on July 14, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 369	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 371	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq.	Brent R. Harris
Douglas P. Dick, Esq.	Pacific Investment Management Company LLC
Dechert LLP	650 Newport Center Drive
1900 K Street, N.W.	Newport Beach, California 92660
Washington, D.C. 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (August 12, 2016) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 369 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 67, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 369 is filed solely for the purpose of designating August 12, 2016 as the new effective date of Post-Effective Amendment No. 67, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 73 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 79 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 85 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 96 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 103 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 109 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 123 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 135 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 146 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 157 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 167 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 177 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 187 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 197 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 207 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 217 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 227 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 237 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 247 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 257 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 267 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 278 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 289 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 299 to the Trust’s Registration Statement, as filed December 30, 2015, Post-Effective Amendment No. 309 to the Trust’s Registration Statement, as filed January 28, 2016, Post-Effective Amendment No. 319 to the Trust’s Registration Statement, as filed February 25, 2016, Post-Effective Amendment No. 329 to the Trust’s Registration Statement, as filed March 24, 2016, Post-Effective Amendment No. 339 to the Trust’s Registration Statement, as filed April 21, 2016, Post-Effective Amendment No. 349 to the Trust’s Registration Statement, as filed May 19, 2016, and Post-Effective Amendment No. 359 to the Trust’s Registration Statement, as filed June 16, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 369 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 14th day of July, 2016.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	July 14, 2016

Douglas M. Hodge*	Trustee	July 14, 2016

George E. Borst*	Trustee	July 14, 2016

E. Philip Cannon*	Trustee	July 14, 2016

Jennifer H. Dunbar*	Trustee	July 14, 2016

Gary F. Kennedy*	Trustee	July 14, 2016

Peter B. McCarthy*	Trustee	July 14, 2016

Ronald C. Parker*	Trustee	July 14, 2016

Peter G. Strelow*	President (Principal Executive Officer)	July 14, 2016
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	July 14, 2016

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.